Risk/Return Detail Data - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series I
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® Leveraged Company Stock Fund /A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Leveraged Company Stock Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47 % of the average value of its portfolio.
Portfolio Turnover, Rate	47.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in stocks. Normally investing primarily in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures). Potentially investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. Reorganization. The Board of Trustees of Fidelity Advisor Series I has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor ® Leveraged Company Stock Fund and Fidelity ® Leveraged Company Stock Fund. Each fund seeks capital appreciation. As a result of the proposed Reorganization, shareholders of each class of Fidelity Advisor ® Leveraged Company Stock Fund will receive shares of the corresponding class of Fidelity ® Leveraged Company Stock Fund. The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor ® Leveraged Company Stock Fund in exchange for corresponding shares of Fidelity ® Leveraged Company Stock Fund equal in total value to the total value of shares of Fidelity Advisor ® Leveraged Company Stock Fund. After the exchange, Fidelity Advisor ® Leveraged Company Stock Fund will distribute the Fidelity ® Leveraged Company Stock Fund shares to its shareholders pro rata, in liquidation of Fidelity Advisor ® Leveraged Company Stock Fund (these transactions are referred to as the "Reorganization"). The Reorganization, which does not require shareholder approval, is expected to take place on or about October 25, 2024. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity Advisor ® Leveraged Company Stock Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. Effective after the close of business on or about October 18, 2024, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's Reorganization takes place. For more detailed information, please contact Fidelity at 1-877-208-0098.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	16.41%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	32.13%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(31.33%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.75%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[3]
Total annual operating expenses	1.02%
1 year	$ 673
3 years	881
5 years	1,106
10 years	1,751
1 Year	673
3 Years	881
5 Years	1,106
10 Years	$ 1,751
2014	5.35%
2015	(5.77%)
2016	9.04%
2017	17.32%
2018	(16.06%)
2019	29.47%
2020	28.90%
2021	25.15%
2022	(23.42%)
2023	25.81%
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.76%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[3]
Total annual operating expenses	1.78%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 281
3 years	560
5 years	964
10 years	1,894
1 Year	181
3 Years	560
5 Years	964
10 Years	$ 1,894
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.74%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[3]
Total annual operating expenses	1.26%
1 year	$ 474
3 years	736
5 years	1,017
10 years	1,819
1 Year	474
3 Years	736
5 Years	1,017
10 Years	$ 1,819
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.74%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[3]
Total annual operating expenses	0.76%
1 year	$ 78
3 years	243
5 years	422
10 years	942
1 Year	78
3 Years	243
5 Years	422
10 Years	$ 942
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.61%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[3]
Total annual operating expenses	0.63%
1 year	$ 64
3 years	202
5 years	351
10 years	786
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | Return Before Taxes | Fidelity Advisor Leveraged Company Stock Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	18.58%
Past 5 years	13.66%
Past 10 years	7.29%
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | Return Before Taxes | Fidelity Advisor Leveraged Company Stock Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	23.85%
Past 5 years	14.13%
Past 10 years	7.28%
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | Return Before Taxes | Fidelity Advisor Leveraged Company Stock Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	21.10%
Past 5 years	13.91%
Past 10 years	7.29%
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | Return Before Taxes | Fidelity Advisor Leveraged Company Stock Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	26.15%
Past 5 years	15.32%
Past 10 years	8.22%
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | Return Before Taxes | Fidelity Advisor Leveraged Company Stock Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	26.28%
Past 5 years	15.46%
Past 10 years	8.35%
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | After Taxes on Distributions | Fidelity Advisor Leveraged Company Stock Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	15.12%
Past 5 years	11.45%
Past 10 years	4.88%
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | After Taxes on Distributions and Sales | Fidelity Advisor Leveraged Company Stock Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	13.26%
Past 5 years	10.75%
Past 10 years	5.31%
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | RS006
Risk/Return:
Label	Russell Midcap® Index
Past 1 year	17.23%
Past 5 years	12.68%
Past 10 years	9.42%
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | IXXVV
Risk/Return:
Label	Fidelity U.S. Leveraged Stock Linked Index℠
Past 1 year	19.83%
Past 5 years	11.85%
Past 10 years	5.32%
FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO | Fidelity Advisor Leveraged Company Stock Fund | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20%, 0.20%, 0.23%, 0.19%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[3]	B Adjusted to reflect current fees.
[4]	B On Class C shares redeemed less than one year after purchase.